Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Schedule H, Line 4i – Schedule of Assets (Held at Year End)

December 31, 2025

	Description of		Identity of Issue, Borrower, Lessor,		Current
	Investment		or Similar Party	Cost	Value

			Registered Investment Companies
	250,085	shares	American Balanced R6	**	$9,380,678
	45,102	shares	American Century Small Cap Value R6	**	405,012
	18,985	shares	American Century Small Cap Growth R6	**	447,279
	112,963	shares	American EuroPacific Growth R6	**	6,843,293
	52,653	shares	American Small Cap World R6	**	4,016,863
	33,522	shares	iShares S&P 500 Stock Fund Class K	**	26,691,101
	352,769	shares	BlackRock Total Return Fund Class K	**	3,534,742
	60,942	shares	Dreyfus Government Cash Management	**	60,942
	189,990	shares	Fidelity Advisor Small Cap Class Z	**	6,871,942
	45,620	shares	Fidelity SmallCap Index	**	1,411,030
	250,562	shares	Fidelity U.S. Bond Index	**	2,645,942
	19,190	shares	JP Morgan Mid Cap Growth	**	992,892
	81,531	shares	JP Morgan U.S. Value R6	**	7,384,244
	349,064	shares	JP Morgan Large Cap Growth R6	**	30,173,128
	151,219	shares	T. Rowe Midcap Value I Class	**	4,849,609
	39,753	shares	T. Rowe Price Target Retirement 2010 I Class	**	635,260
	137,410	shares	T. Rowe Price Target Retirement 2015 I Class	**	1,828,931
	514,215	shares	T. Rowe Price Target Retirement 2020 I Class	**	10,130,035
	890,130	shares	T. Rowe Price Target Retirement 2025 I Class	**	15,692,994
	904,589	shares	T. Rowe Price Target Retirement 2030 I Class	**	25,066,151
	943,512	shares	T. Rowe Price Target Retirement 2035 I Class	**	22,040,445
	714,220	shares	T. Rowe Price Target Retirement 2040 I Class	**	24,554,882
	529,748	shares	T. Rowe Price Target Retirement 2045 I Class	**	13,460,909
	678,533	shares	T. Rowe Price Target Retirement 2050 I Class	**	14,676,661
	258,303	shares	T. Rowe Price Target Retirement 2055 I Class	**	5,876,399
	190,754	shares	T. Rowe Price Target Retirement 2060 I Class	**	3,624,334
	75,880	shares	T. Rowe Price Target Retirement 2065 I Class	**	1,121,508
	15,652,842	shares	Vanguard Federal Money Market Fund	**	15,652,842
	96,568	shares	Vanguard Total Institutional Stock Index	**	3,913,894
	6,010	shares	Vanguard Mid Cap Index	**	2,159,708
*	441,946	shares	Wesmark Large Company	**	9,753,755
*	138,408	shares	WesMark Small Company Growth Fund	**	2,020,761
			Total Registered Investment Companies		$277,918,166

*	420,134	shares	Wesbanco, Inc. Common Stock	**	$13,966,150

	Participant Loans
*			Loan Account (interest rates between 3.25%
			and 9.50% with maturities through August 2039)		$6,822,206

			Total assets (held at end of year)		$298,706,522

	* Party-in-interest
	** Participant-directed investment, cost not required.